Retirement Plans - Plan Assets of the U.K. Plan (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		$ 76,210		$ 72,540		$ 66,522
Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		74,209		70,515
Cash | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		572		555
U.K. equity | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[1]	13,424		14,533
U.S. equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[2]	3,468		3,596
European equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[3]	3,229		3,677
Pacific rim equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[4]	2,565		2,476
Japanese equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[5]	2,026		2,254
Emerging markets equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[6]	$ 2,066		2,087
Diversified growth fund
Defined Benefit Plan Disclosure [Line Items]
Return on investments in diversified portfolio of equity, bonds, alternatives and cash markets		Libor GBP 3 month +3% Index
Diversified growth fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[7]	$ 13,859		14,357
Global absolute return fund
Defined Benefit Plan Disclosure [Line Items]
Return on investments in diversified portfolio of equity, bonds, alternatives and cash markets		cash plus 5% per year, gross of fees
Global absolute return fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[8]	$ 6,916
Cash fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[9]	3,482
Corporate bonds | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[10]			13,592
U.K. government fixed income securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		9,649		2,694	[11]
U.K. government index-linked securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		12,953	[12]	10,694	[13]
Level 1 | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		572		555
Level 1 | Cash | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		572		555
Level 1 | U.K. equity | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[1]	0		0
Level 1 | U.S. equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[2]	0		0
Level 1 | European equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[3]	0		0
Level 1 | Pacific rim equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[4]	0		0
Level 1 | Japanese equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[5]	0		0
Level 1 | Emerging markets equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[6]	0		0
Level 1 | Diversified growth fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[7]	0		0
Level 1 | Global absolute return fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[8]	0
Level 1 | Cash fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[9]	0
Level 1 | Corporate bonds | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[10]			0
Level 1 | U.K. government fixed income securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		0	[14]	0	[11]
Level 1 | U.K. government index-linked securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total		0	[12]	0	[13]
Level 2 | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	73,637		31,517
Level 2 | Cash | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	0		0
Level 2 | U.K. equity | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[1],[15]	13,424		14,533
Level 2 | U.S. equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[2],[15]	3,468		3,596
Level 2 | European equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[3],[15]	3,229		0
Level 2 | Pacific rim equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[4],[15]	2,565		0
Level 2 | Japanese equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[5],[15]	2,026		0
Level 2 | Emerging markets equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[6],[15]	2,066		0
Level 2 | Diversified growth fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[7],[15]	13,859		0
Level 2 | Global absolute return fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[8],[15]	6,916
Level 2 | Cash fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[9],[15]	3,482
Level 2 | Corporate bonds | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[10],[15]			0
Level 2 | U.K. government fixed income securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	9,649	[14]	2,694	[11]
Level 2 | U.K. government index-linked securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	12,953	[12]	10,694	[13]
Level 3 | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	0		38,443
Level 3 | Cash | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	0		0
Level 3 | U.K. equity | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[1],[15]	0		0
Level 3 | U.S. equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[2],[15]	0		0
Level 3 | European equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[3],[15]	0		3,677
Level 3 | Pacific rim equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[4],[15]	0		2,476
Level 3 | Japanese equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[5],[15]	0		2,254
Level 3 | Emerging markets equity index | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[6],[15]	0		2,087
Level 3 | Diversified growth fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[7],[15]	0		14,357
Level 3 | Global absolute return fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[8],[15]	0
Level 3 | Cash fund | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[9],[15]	0
Level 3 | Corporate bonds | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[10],[15]			13,592
Level 3 | U.K. government fixed income securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	0	[14]	0	[11]
Level 3 | U.K. government index-linked securities | Fair Value, Measurements, Recurring | UK Pension Plan
Summary of the plan assets of the U.K. Plan measured at fair value on a recurring basis
Total	[15]	$ 0	[12]	$ 0	[13]

[1]	This category includes investments in U.K. companies and aims to achieve a return that is consistent with the return of the FTSE All-Share Index.
[2]	This category includes investments in a variety of large and small U.S. companies and aims to achieve a return that is consistent with the return of the FTSE All-World USA Index.
[3]	This category includes investments in a variety of large and small European companies and aims to achieve a return that is consistent with the return of the FTSE All-World Developed Europe ex-U.K. Index.
[4]	This category includes investments in a variety of large and small companies across the Australian, Hong Kong, New Zealand and Singapore markets and aims to achieve a return that is consistent with the return of the FTSE-All-World Developed Asia Pacific ex-Japan Index.
[5]	This category includes investments in a variety of large and small Japanese companies and aims to achieve a return that is consistent with the return of the FTSE All-World Japan Index.
[6]	This category includes investments in companies in the Emerging Markets to achieve a return that is consistent with the return of the IFC Investable Index ex-Malaysia.
[7]	This category includes investments in a diversified portfolio of equity, bonds, alternatives and cash markets and aims to achieve a return that is consistent with the return of the Libor GBP 3 month +3% Index.
[8]	This category includes investments in a diversified portfolio of equity and bonds combined with investment strategies based on advanced derivative techniques and aims to achieve a return over rolling three-year periods equivalent to cash plus 5% per year, gross of fees.
[9]	This category includes investments in British pound sterling-denominated money market instruments and fixed-income securities issued by governments, corporations or other issuers which may be listed or traded on a recognized market.
[10]	This category includes investment grade corporate bonds denominated in British pound sterling and aims to achieve a return consistent with the iBoxx £ Non-Gilts Over 15 Years Index. This index consists of bonds with a maturity period of 15 years or longer.
[11]	This category includes investments in U.K. government fixed income securities (gilts) that have a maturity period of 25 years or longer and aims to achieve a return consistent with the FTSE UK Gilt Over 25 Years Index.
[12]	This category includes investments in funds with the objective to provide a leveraged return to various U.K. government indexed-linked securities (gilts), with maturity periods ranging from 2022 to 2062. The funds invest in U.K. government bonds and derivatives.
[13]	This category includes investments in U.K. government index-linked securities (index-linked gilts) that have a maturity period of 5 years or longer and aims to achieve a return consistent with the FTSE UK Gilts Index-Linked Over 5 Years Index and the FTSE UK Gilts Index-Linked Over 25 Years Index.
[14]	This category includes investments in funds with the objective to provide a leveraged return to U.K. government fixed income securities (gilts) that have maturity dates in 2040 and 2052.
[15]	The net asset value of the commingled equity and fixed income funds are determined by prices of the underlying securities, less the funds’ liabilities, and then divided by the number of shares outstanding. As the funds are not traded in active markets, the commingled funds are classified as Level 2 or Level 3 assets. The net asset value is corroborated by observable market data (e.g., purchase or sale activities) for Level 2 assets.